Revenues - Summary of revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,243.8	$ 4,452.5
Year round products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,240.6	1,810.0
Seasonal products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,803.5	1,553.9
Powersports PAC and OEM engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	707.5	659.7
Marine [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 492.2	$ 428.9